Revenues (Details) - Schedule of Group’s Revenues Disaggregated by Service Lines	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Total	$ 30,124,952	$ 3,858,068	$ 31,466,673	$ 46,915,077
Employment Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Revenues	12,529,119	1,604,590	14,485,440	15,030,032
Total	12,529,119	1,604,590	14,485,440	15,030,032
Payroll Outsourcing Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Revenues	17,595,833	2,253,478	16,981,233	16,011,572
Total	17,595,833	2,253,478	16,981,233	16,011,572
Consultancy and Market Research Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Revenues				15,873,473
Total				$ 15,873,473